STOCK OPTIONS AND CONTRIBUTED SURPLUS (Details Narrative) - USD ($)		12 Months Ended
	Oct. 07, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Stock based compensation		$ 4,534,370	$ 3,612,945	$ 2,888,141
Employees [Member]
IfrsStatementLineItems [Line Items]
Stock based compensation				$ (75,608)
2021 Plan [Member]
IfrsStatementLineItems [Line Items]
Fixed stock option percentage	20.00%
2021 Plan [member]
IfrsStatementLineItems [Line Items]
Number of shares stock option granted	7,090,518
Maximum percentage of issued and outstanding shares percentage	20.00%